--------------------------------------------------------------------------------

INSTITUTIONAL
DAILY INCOME FUND                            600 Fifth Avenue,New York, NY 10020
                                                                    212-830-5200

================================================================================






Dear Shareholder,



We are pleased to present the annual report of Institutional Daily Income Fund for the year ended March 31, 2002.

The Fund's Money Market Portfolio had 398 shareholders and net assets of $343,908,155 as of March 31, 2002. The U.S. Treasury Portfolio had 118 shareholders and net assets of $620,520,060 as of March 31, 2002.

We thank you for your support and look forward to continuing to serve your cash management needs.



Sincerely,





\s\Steven W. Duff


Steven W. Duff
President











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

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2002
================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Commercial Paper (27.23%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000   BAE Systems Holdings Inc.                                       04/30/02          1.83%    $   19,970,678
   19,000,000   Caterpillar Financial Services                                  07/10/02          1.87         18,902,361
   15,000,000   Danske Corporation                                              05/16/02          1.85         14,965,500
   10,000,000   Long Lane Master Trust IV - Series A (a)                        05/13/02          1.88          9,978,183
   10,000,000   Sigma Finance Corp.                                             05/30/02          1.86          9,969,681
   10,000,000   Societe Generale North America                                  11/26/02          2.11          9,861,579
   10,000,000   State of Mississippi Taxable GO
                (Mississippi Major Economic Impact)                             06/14/02          2.75         10,003,217
-------------                                                                                              --------------
   94,000,000   Total Commercial Paper                                                                         93,651,199
-------------                                                                                              --------------

Funding Agreement (2.91%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000   John Hancock Mutual Life Insurance Company (b)                  08/19/05          1.97%    $   10,000,000
-------------                                                                                              --------------
   10,000,000   Total Funding Agreement                                                                        10,000,000
-------------                                                                                              --------------

Letter of Credit Commercial Paper (21.94%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000   Banco Bradesco S.A.
                LOC ING Bank NV                                                 06/17/02          1.90%    $   19,919,578
   10,000,000   Banco Rio de La Plata S.A.
                LOC Banco Santander                                             09/09/02          2.07          9,908,767
    5,000,000   Banco Rio de La Plata S.A.
                LOC Banco Santander                                             12/09/02          2.31          4,920,550
    5,800,000   Electric Reliability Council of Texas - Series A
                LOC Landesbank Hessen                                           04/25/02          1.91          5,800,000
   15,000,000   Formosa Plastics Corporation
                LOC Bank of America                                             04/08/02          1.81         14,994,750
   20,000,000   HSBC Bank Argentina S.A.
                LOC HSBC Bank U.S.                                              06/18/02          1.92         19,917,666
-------------                                                                                              --------------
   75,800,000   Total Letter of Credit Commercial Paper                                                        75,461,311
-------------                                                                                              --------------

Loan Participation (4.36%)
------------------------------------------------------------------------------------------------------------------------------------
$  15,000,000   Equitable Life Assurance With J.P. Morgan Chase (c)             03/20/03          1.95%    $   15,000,000
-------------                                                                                              --- ----------
   15,000,000   Total Loan Participation                                                                       15,000,000
-------------                                                                                              --------------

Repurchase Agreement, Overnight (5.52%)
------------------------------------------------------------------------------------------------------------------------------------
$  19,000,000   Salomon Smith Barney, Inc., Repurchase proceeds
                at maturity $19,003,969 (Collateralized by $46,147,941,
                GNMA, 6.000%, due 02/20/24, value $19,380,000                   04/01/02          1.88%    $   19,000,000
-------------                                                                                              --------------
   19,000,000   Total Repurchase Agreement, Overnight                                                          19,000,000
-------------                                                                                              --------------






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   The acompanying notes are an integral part of these financial statements.

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================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (d) (35.11%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,500,000   American Micro Products
                LOC Firstar Bank                                                10/01/08          2.08%    $   2,500,000
    2,000,000   Atlas Metal Investment Corporation
                LOC Fifth Third Bank                                            10/01/20          2.05         2,000,000
      900,000   Austin Printing Co. & Klein Austin
                LOC Bank One                                                    08/01/14          2.00           900,000
    1,265,000   Automated Packaging Systems
                LOC National City Bank of Michigan/Illinois                     10/01/08          2.00         1,265,000
    1,345,000   Big Brothers Big Sisters
                LOC Fifth Third Bank                                            12/01/20          2.05         1,345,000
    1,255,000   Cedar Works Project
                LOC Firstar Bank                                                05/01/09          2.08         1,255,000
    9,965,000   CFM International Inc. (e)
                LOC General Electric Company                                    01/01/10          2.00         9,965,000
      660,000   City of Colorado Springs Convertible Bonds
                (Goodwill Industries) - Series 1997B
                LOC Bank One                                                    02/01/07          2.05           660,000
    1,900,000   CJ Krehbiel Co.
                LOC Fifth Third Bank                                            10/01/10          2.05         1,900,000
       60,000   Crystal Clinic - Series 2000
                LOC First Merit Bank                                            04/01/20          2.08            60,000
      980,000   Crystal Enterprises Inc.
                LOC Old Kent Bank & Trust Co.                                   06/01/28          2.00           980,000
    3,215,000   D.E.D.E. Realty
                LOC Fifth Third Bank                                            12/01/11          2.05         3,215,000
    2,595,000   Delta Capital L.L.C. - Series 96-B
                LOC Huntington National Bank                                    10/01/26          2.00         2,595,000
    1,550,000   Dickenson Press, Inc. - Series 1997
                LOC Huntington National Bank                                    01/01/27          2.15         1,550,000
    7,850,000   Douglas County, GA Development Authority
                (Gazelle Riverside, LLC Project)
                LOC Wells Fargo Bank, N.A.                                      01/01/21          2.00         7,850,000
    1,600,000   First Metropolitan Title Company
                LOC Lasalle National Bank                                       05/01/24          2.00         1,600,000
      310,000   Four Development Company
                LOC PNC Bank, N.A.                                              12/31/03          2.05           310,000
    1,915,000   Frank J. Catanzaro Sons And Daughters
                LOC Firstar Bank                                                01/01/15          2.08         1,915,000



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   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2002
================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,826,000   Goson Project - Series 1999
                LOC First Merit Bank                                            08/01/23          2.08%    $   1,826,000
    3,090,000   Governor's Village LLC
                LOC Fifth Third Bank                                            03/01/20          2.05         3,090,000
    4,325,000   Hunter's Square, Inc. Project - Series 1998
                LOC National City Bank of Michigan/Illinois                     10/01/16          2.00         4,325,000
    3,300,000   JPV Capital LLC
                LOC Michigan National Bank                                      12/01/39          2.10         3,300,000
      880,000   JRB Corporation Demand Note
                LOC Fifth Third Bank                                            07/01/26          2.00           880,000
   20,000,000   Key Bank (f)                                                    11/01/02          1.93        19,983,926
    2,033,000   Kingston Healthcare Corp (Kingston Home Project)
                LOC Wells Fargo Bank, N.A.                                      07/20/25          2.20         2,033,000
    2,125,000   Kissel Holdings LLC
                LOC Firstar Bank                                                12/01/20          2.08         2,125,000
      860,000   Labelle Capital Funding
                LOC National City Bank of Michigan/Illinois                     09/01/26          1.95           860,000
      725,000   LRV Enterprises, L.L.C.
                LOC First of America                                            09/01/21          2.00           725,000
    2,400,000   Mayfair Village Retirement Center, Inc., KY
                (Variable Rate Term Notes) - Series 1995
                LOC PNC Bank, N.A.                                              05/15/09          2.00         2,400,000
    1,230,000   Mississippi Business Finance Corporation IDRB
                (ABTCO, Inc. Project) - Series 1997B
                LOC Bank One                                                    06/01/10          2.00         1,230,000
    3,650,000   Mississippi Business Finance Corporation IDRB
                (ABTCO, Inc. Project) - Series 1997B
                LOC First Union National Bank                                   04/01/22          2.05         3,650,000
    2,825,000   Mt. Caramel West Medical Office Building
                LOC National City Bank of Michigan/Illinois                     08/01/19          2.00         2,825,000
      200,000   Pennsylvania EDFA (Oglevee Limited Project)
                LOC PNC Bank, N.A.                                              08/01/02          2.00           200,000
      700,000   Pennsylvania EDFA Taxable Development RB
                (Quality Foods L.P. Project) - Series 1995D
                LOC PNC Bank, N.A.                                              12/01/14          2.00           700,000
    2,100,000   Pennsylvania EDFA Taxable Development RB
                (West 914 Incorporation Project) - Series 1991A
                LOC PNC Bank, N.A.                                              05/01/21          2.00         2,100,000



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   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,970,000   PRD Land Acquisition Company Ltd.
                LOC First Merit Bank                                            05/01/17          2.08%    $   1,970,000
    1,175,000   Shepherd Capital, L.L.C.
                LOC First of America                                            09/15/47          2.15         1,175,000
    3,395,000   St. Anns Medical Office Building
                LOC National City Bank of Michigan/Illinois                     11/01/19          2.00         3,395,000
    4,500,000   State of New York GO - Series 2000C
                LOC Dexia CLF                                                   08/07/02          2.02         4,500,000
    4,000,000   The Goldman Sachs Group, L.P.(g)                                04/14/03          2.01         4,000,000
    1,800,000   Trendway Corporation
                LOC ABN AMRO Bank N.A.                                          12/01/26          2.00         1,800,000
    4,782,000   Washington State Housing Finance
                LOC Wells Fargo Bank, N.A.                                      01/01/30          2.00         4,782,000
    2,620,000   Wholesome Group
                LOC Fifth Third Bank                                            10/01/20          2.05         2,620,000
    2,375,000   WMMT Ltd. Project
                LOC First Merit Bank                                            03/01/24          2.08         2,375,000
-------------                                                                                              -------------
  120,751,000   Total Variable Rate Demand Instruments                                                       120,734,926
-------------                                                                                              -------------

Yankee Certificates of Deposit (2.91%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000   Canadian Imperial Bank of Commerce                              07/31/02          1.76%    $  10,000,000
-------------                                                                                              -------------
   10,000,000   Total Yankee Certificates of Deposit                                                          10,000,000
-------------                                                                                              -------------
                Total Investments (99.98%) (Cost $343,847,436+)                                              343,847,436
                Cash and Other Assets, Net of Liabilities (0.02%)                                                 60,719
                                                                                                           -------------
                Net Assets (100.00%)                                                                       $ 343,908,155
                                                                                                           =============
                Net Asset Value, Offering and Redemption Price Per Share:
                Class A Shares,   67,459,517 Shares Outstanding (Note 3)                                   $        1.00
                                                                                                           =============
                Class B Shares,  123,266,954 Shares Outstanding (Note 3)                                   $        1.00
                                                                                                           =============
                Pinnacle Shares, 153,182,142 Shares Outstanding (Note 3)                                   $        1.00
                                                                                                           =============

                +   Aggregate cost for federal income tax purposes is identical.









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   The acompanying notes are an integral part of these financial statements.

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INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2002
================================================================================


FOOTNOTES:

(a)  Guaranteed by Fleet Bank through swap agreement.

(b) The interest rate is adjusted quarterly based upon three-month LIBOR plus 0.06%.

(c)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.05%.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(e) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.

(f)  The interest rate is adjusted daily based upon prime rate minus 2.955%.

(g) The interest rate is adjusted quarterly based upon three-month LIBOR plus 0.18%.




KEY:

  EDFA       =   Economic Development Finance Authority       IDRB        =    Industrial Development Revenue Bond
  GNMA       =   Government National Mortgage Association     LOC         =    Letter of Credit
  GO         =   General Obligation                           RB          =    Revenue Bond















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   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 2002
================================================================================




     Face                                                                       Maturity                       Value
    Amount                                                                        Date            Yield       (Note 1)
    ------                                                                        ----            -----        ------
Repurchase Agreements, Overnight (49.32%)
------------------------------------------------------------------------------------------------------------------------------------
$  80,000,000   J.P. Morgan Securities, Inc., Repurchase proceeds
                at maturity $80,016,889 (Collateralized by $94,503,637,
                GNMA, 5.500% to 8.000%, due 12/15/08 to 03/20/32,
                value $81,600,896)                                              04/01/02          1.90%    $  80,000,000
   66,000,000   The Goldman Sachs Group, L.P., Repurchase proceeds
                at maturity $66,013,860 (Collateralized by $67,351,757,
                GNMA, 2.250%, due 03/16/32, value $67,320,001)                  04/01/02          1.89        66,000,000
   85,000,000   Salomon Smith Barney, Repurchase proceeds
                at maturity $85,017,756 (Collateralized by $90,687,301,
                GNMA, 2.800% to 6.500%, due 10/20/27 to 10/20/31,
                value $86,700,001)                                              04/01/02          1.88        85,000,000
   75,000,000   UBS Paine Webber, Repurchase proceeds
                at maturity $75,015,667 (Collateralized by $97,704,774,
                GNMA, 6.000% to 7.000%, due 06/15/28 to 10/20/31,
                value $76,503,075)                                              04/01/02          1.88        75,000,000
-------------                                                                                              -------------
  306,000,000   Total Repurchase Agreements, Overnight                                                       306,000,000
-------------                                                                                              -------------
U.S. Government Obligations (50.22%)
------------------------------------------------------------------------------------------------------------------------------------
  160,000,000   U.S. Treasury Bills                                             04/04/02          1.70%    $ 159,977,244
   20,000,000   U.S. Treasury Bills                                             09/05/02          1.89        19,837,331
   20,000,000   U.S. Treasury Notes, 7.500%                                     05/15/02          3.77        20,082,717
   20,000,000   U.S. Treasury Notes, 6.625%                                     05/31/02          3.81        20,082,461
   15,000,000   U.S. Treasury Notes, 6.375%                                     08/15/02          3.61        15,152,735
   20,000,000   U.S. Treasury Notes, 6.000%                                     09/30/02          2.57        20,333,564
   20,000,000   U.S. Treasury Notes, 5.750%                                     10/31/02          2.34        20,388,721
   20,000,000   U.S. Treasury Notes, 5.625%                                     11/30/02          2.11        20,458,593
   15,000,000   U.S. Treasury Notes, 4.750%                                     01/31/03          2.05        15,331,419
-------------                                                                                              -------------
  310,000,000   Total U.S. Government Obligations                                                            311,644,785
-------------                                                                                              -------------
                Total Investments (99.54%) (Cost $617,644,785+)                                              617,644,785
                Cash and Other Assets, Net of Liabilities (0.46%)                                              2,875,275
                                                                                                           -------------
                Net Assets (100.00%)                                                                       $ 620,520,060
                                                                                                           =============
                Net Asset Value, Offering and Redemption Price Per Share:
                Class A Shares, 253,948,346 shares outstanding (Note 3)                                    $        1.00
                                                                                                           =============
                Class B Shares, 348,700,752 shares outstanding (Note 3)                                    $        1.00
                                                                                                           =============
                Pinnacle Shares, 17,870,962 shares outstanding (Note 3)                                    $        1.00
                                                                                                           =============

                +   Aggregate cost for federal income tax purposes is identical.
KEY:
GNMA      =     Government National Mortgage Association


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   The acompanying notes are an integral part of these financial statements.

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INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2002
================================================================================



                                                                     Money Market               U.S. Treasury
                                                                      Portfolio                   Portfolio
                                                                  ------------------          -----------------




INVESTMENT INCOME
Income:
    Interest...................................................   $       31,431,515          $      20,563,824
                                                                  ------------------          -----------------
Expenses: (Note 2)
    Investment management fee..................................            1,027,651                    739,695
    Administration fee.........................................              428,188                    308,206
    Shareholder servicing fee (Class A)........................            1,374,807                  1,034,296
    Custodian expenses.........................................               79,603                     29,703
    Shareholder servicing and related shareholder expenses+....              181,388                    137,503
    Legal, compliance and filing fees..........................               68,188                     51,203
    Audit and accounting.......................................              126,413                     70,479
    Trustees' fees ............................................               14,107                     12,578
    Miscellaneous..............................................               20,396                     14,291
                                                                  ------------------          -----------------
        Total expenses.........................................            3,320,741                  2,397,954
        Less: Fees waived (Note 2).............................  (           210,260)        (          123,282)
              Expense paid indirectly (Note 2).................              -0-             (            7,549)
                                                                  ------------------          -----------------
                    Net expenses...............................            3,110,481                  2,267,123
                                                                  ------------------          -----------------
Net investment income..........................................           28,321,034                 18,296,701

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments........................               11,446                     -0-
                                                                  ------------------          -----------------
Increase in net assets from operations.........................   $       28,332,480          $      18,296,701
                                                                  ==================          =================

+ Includes class specific transfer agency expenses of $109,985, $19,346 and $16,039 for Money Market Portfolio Class A, Class B and Pinnacle Shares, respectively and $82,744, $36,464 and $4,075 for U.S. Treasury Portfolio Class A, Class B and Pinnacle Shares, respectively.





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   The acompanying notes are an integral part of these financial statements.

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INSTITUTIONAL DAILY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2002 AND 2001
================================================================================



                                                    Money Market Portfolio                        U.S. Treasury Portfolio
                                            --------------------------------------          ------------------------------------
                                                  2002                  2001                     2002                  2001
                                            ---------------        ---------------          --------------        --------------

INCREASE (DECREASE)
  IN NET ASSETS

Operations:
  Net investment income..................   $   28,321,034         $   70,590,393           $  18,296,701         $  37,179,670
  Net realized gain (loss) on investments           11,446                  3,050                 -0-                       384
                                            --------------         --------------           -------------         -------------
  Increase in net assets from operations.       28,332,480             70,593,443              18,296,701            37,180,054
Dividends to shareholders:
  Net investment income
    Class A..............................   (   18,667,239)        (   50,953,155)          (  12,906,690)        (  31,773,319)
    Class B..............................   (    5,471,342)        (   11,667,227)          (   4,768,954)        (   4,349,366)
    Pinnacle shares......................   (    4,182,453)        (    7,970,011)          (     621,057)        (   1,056,985)

  Net realized gain on investments
    Class A..............................   (        8,711)        (        2,361)                -0-             (         349)
    Class B..............................   (        1,746)        (          411)                -0-             (          28)
    Pinnacle shares......................   (        1,447)        (          278)                -0-             (           7)
Fund share transactions (Note 3):
    Class A..............................   (1,034,398,783)           337,249,881           ( 325,920,551)        (  78,527,198)
    Class B..............................   (   88,457,834)        (  142,823,940)            197,344,770           113,368,446
    Pinnacle shares......................       24,404,806         (   15,854,120)          (   2,853,625)            2,274,985
                                            --------------          -------------           -------------         -------------
    Total increase (decrease)............   (1,098,452,269)           178,571,821           ( 131,429,406)           37,116,233
Net assets:
    Beginning of year....................    1,442,360,424          1,263,788,603             751,949,466           714,833,233
                                            --------------         --------------           -------------         -------------
    End of year..........................   $  343,908,155         $1,442,360,424           $ 620,520,060         $ 751,949,466
                                            ==============         ==============           =============         =============










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   The acompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Institutional Daily Income Fund (the Fund) is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund offers investors three managed portfolios of money market instruments: U.S. Treasury Portfolio, Money Market Portfolio and Municipal Portfolio. Presently only the Money Market Portfolio and U.S. Treasury Portfolio have been activated. Each Portfolio has three classes of stock authorized, Class A, Class B and Pinnacle shares. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Class B and Pinnacle shares are not subject to a service fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. The distribution of the Pinnacle shares commenced on July 29, 1999.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows.


     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the Manager) at the annual rate of .12% of the Portfolio's average daily net assets. During the year ended March 31, 2002, the Manager voluntarily waived investment management fees of $38,985 for the Money Market Portfolio.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets. During the year ended March 31, 2002, the Manager voluntarily waived administration fees of $171,275 and $123,282 for the Money Market Portfolio and the U.S. Treasury Portfolio, respectively.

Pursuant to a Distribution and service plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement (with respect to the Class A shares of the Fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to .25% per annum of each Portfolio's average daily net assets with respect only to the Class A shares.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,000 per meeting attended.

Included in the statements of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $142,249 and $123,706 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund, for the Money Market Portfolio and the U.S
Treasury Portfolio, respectively. Also included under the same caption are expense offsets of $3,374 for U.S. Treasury Portfolio.

Included in the statement of operations under the caption "Custodian Expenses" are expense offsets of $4,175 for the U.S. Treasury Portfolio.

3. Sale of Securities.

Accumulated undistributed realized losses of the Money Market Portfolio at March 31, 2002 amounted to $458. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through March 31, 2009.
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4. Transactions in Shares of Beneficial Interest.

At March 31, 2002 an unlimited number of shares of beneficial interest were authorized and capital paid in for the Money Market Portfolio and the U.S. Treasury Portfolio amounted to $343,908,613 and $620,520,060, respectively. Transactions in shares of beneficial interest, all at $1.00 per share, were as follows:


                                            Money Market Portfolio                      U.S. Treasury Portfolio
                                      ------------------------------------        ------------------------------------
                                        Year Ended            Year Ended            Year Ended            Year Ended
CLASS A                               March 31, 2002        March 31, 2001        March 31, 2002        March 31, 2001
-------                               --------------        --------------        --------------        --------------

Sold................................  $1,091,519,493        $2,367,042,394        $1,126,657,296        $2,014,753,517
Issued on reinvestment of dividends.      20,244,637            48,550,706            13,880,843            31,761,607
Redeemed............................  (2,146,162,913)       (2,078,343,219)       (1,466,458,690)       (2,125,042,322)
                                       -------------         -------------         -------------         -------------
Net increase (decrease).............  (1,034,398,783)          337,249,881        (  325,920,551)       (   78,527,198)
                                       =============        ==============         =============         =============

CLASS B
-------

Sold................................  $1,550,685,419        $1,446,782,555        $  663,076,287        $  472,757,033
Issued on reinvestment of dividends.       5,530,205            12,023,652             4,895,943             4,125,848
Redeemed............................  (1,644,673,458)       (1,601,630,147)       (  470,627,460)       (  363,514,435)
                                       -------------         -------------         -------------         -------------
Net increase (decrease).............  (   88,457,834)       (  142,823,940)          197,344,770           113,368,446
                                       =============         =============        ==============        ==============

PINNACLE SHARES
---------------

Sold................................  $  133,891,562        $  103,580,923        $   29,818,038        $   51,862,590
Issued on reinvestment of dividends.       4,181,694             7,966,004               620,946             1,056,207
Redeemed............................  (  113,668,450)       (  127,401,047)       (   33,292,609)       (   50,643,812)
                                       -------------         -------------         -------------         -------------
Net increase (decrease).............      24,404,806        (   15,854,120)       (    2,853,625)            2,274,985
                                      ==============         =============         =============        ==============














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
5. Financial Highlights.

                                                                         Money Market Portfolio
                                                    --------------------------------------------------------------
CLASS A                                                               For the Year Ended March 31,
-------                                             --------------------------------------------------------------
                                                       2002         2001          2000         1999         1998
                                                    ---------    ----------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............   $  1.00      $   1.00      $  1.00      $  1.00      $  1.00
                                                    --------     ---------     --------     --------     --------
Income from investment operations:
  Net investment income..........................      0.028         0.060        0.051        0.050        0.053
Less distributions:
  Dividends from net investment income...........   (  0.028)    (   0.060)    (  0.051)    (  0.050)    (  0.053)
                                                    --------     ---------     --------     --------     --------
Net asset value, end of year.....................   $  1.00      $   1.00      $  1.00      $  1.00      $  1.00
                                                    ========     =========     ========     ========     ========
Total Return.....................................      2.85%         6.16%        5.17%        5.12%        5.38%
Ratios/Supplemental Data
Net assets, end of year (000)....................   $  67,459    $1,101,858    $ 764,608    $ 282,258    $ 108,657
Ratios to average net assets:
  Expenses (net of fees waived and reimbursed)(a)      0.45%         0.45%        0.45%        0.45%        0.45%
  Net investment income..........................      3.39%         5.96%        5.21%        4.93%        5.25%
  Management and administration fees waived......      0.02%         0.02%        0.03%        0.05%        0.07%


                                                                         Money Market Portfolio
                                                    --------------------------------------------------------------
CLASS B                                                               For the Year Ended March 31,
-------                                             --------------------------------------------------------------
                                                       2002         2001          2000         1999         1998
                                                    ---------    ----------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............   $  1.00      $   1.00      $  1.00      $  1.00      $  1.00
                                                    --------     ---------     --------     --------     --------
Income from investment operations:
  Net investment income..........................      0.031         0.062        0.053        0.053        0.055
Less distributions:
  Dividends from net investment income...........   (  0.031)    (   0.062)    (  0.053)    (  0.053)    (  0.055)
                                                    --------     ---------     --------     --------     --------
Net asset value, end of year.....................   $  1.00      $   1.00      $  1.00      $  1.00      $  1.00
                                                    ========     =========     ========     ========     ========
Total Return.....................................      3.12%         6.42%        5.43%        5.38%        5.64%
Ratios/Supplemental Data
Net assets, end of year (000)....................   $ 123,267    $  211,725    $ 354,549    $ 221,119    $ 227,893
Ratios to average net assets:
  Expenses (net of fees waived and reimbursed)(a)      0.20%         0.20%        0.20%        0.20%        0.20%
  Net investment income..........................      3.15%         6.20%        5.36%        5.27%        5.50%
  Management and administration fees waived......      0.02%         0.02%        0.03%        0.05%        0.07%

(a)      Includes expenses paid indirectly




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights. (Continued)

                                                                               Money Market Portfolio
                                                       -----------------------------------------------------------------------
                                                                                                           July 29, 1999
PINNACLE SHARES                                        For the Year Ended       For the Year Ended  (Commencement of Sales) to
---------------                                          March 31, 2002           March 31, 2001          March 31, 2000
                                                       ------------------       -----------------       -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.................       $  1.00                 $  1.00                 $  1.00
                                                            --------                --------                --------
Income from investment operations:
    Net investment income............................          0.031                   0.062                   0.038
Less distributions:
    Dividends from net investment income.............       (  0.031)               (  0.062)               (  0.038)
                                                             -------                 -------                 -------
Net asset value, end of period.......................       $  1.00                 $  1.00                 $  1.00
                                                            ========                ========                ========
Total Return.........................................          3.12%                   6.42%                   3.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000)......................       $ 153,182               $ 128,777               $ 144,632
Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)(c)..          0.20%                   0.20%                   0.20%(b)
    Net investment income............................          3.15%                   6.20%                   5.36%(b)
    Management and administration fees waived .......          0.02%                   0.02%                   0.03%(b)

(a) Not annualized
(b) Annualized
(c) Includes expenses paid indirectly





















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
5. Financial Highlights. (Continued)

                                                                         U.S. Treasury Portfolio
                                                    --------------------------------------------------------------
CLASS A                                                               For the Year Ended March 31,
-------                                             --------------------------------------------------------------
                                                       2002         2001          2000         1999         1998
                                                    ---------    ----------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00
                                                    --------     ---------     --------     --------     --------
Income from investment operations:
  Net investment income..........................      0.028        0.057         0.048        0.048        0.051
Less distributions:
  Dividends from net investment income...........   (  0.028)    (  0.057)     (  0.048)    (  0.048)    (  0.051)
                                                    --------     ---------     --------     --------     --------
Net asset value, end of year.....................   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00
                                                    ========     =========     ========     ========     ========
Total Return.....................................      2.86%        5.88%         4.82%        4.86%        5.24%
Ratios/Supplemental Data
Net assets, end of year (000)....................   $ 253,948    $ 579,869     $ 658,396    $ 721,197    $ 467,372
Ratios to average net assets:
  Expenses (net of fees waived)(a)...............      0.45%        0.46%         0.45%        0.45%        0.42%
  Net investment income..........................      3.12%        5.68%         4.73%        4.71%        5.12%
  Expenses paid indirectly.......................      0.00%        0.01%         0.00%        0.00%        0.00%
  Management and administration fees waived......      0.02%        0.02%         0.02%        0.04%        0.07%

                                                                         U.S. Treasury Portfolio
                                                    --------------------------------------------------------------
CLASS B                                                               For the Year Ended March 31,
-------                                             --------------------------------------------------------------
                                                       2002         2001          2000         1999         1998
                                                    ---------    ----------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00
                                                    --------     ---------     --------     --------     --------
Income from investment operations:
  Net investment income..........................      0.031        0.060         0.050        0.050        0.054
Less distributions:
  Dividends from net investment income...........   (  0.031)    (  0.060)     (  0.050)    (  0.050)    (  0.054)
                                                    --------     ---------     --------     --------     --------
Net asset value, end of year.....................   $  1.00      $  1.00       $  1.00      $  1.00      $  1.00
                                                    ========     =========     ========     ========     ========
Total Return.....................................      3.12%        6.14%         5.08%        5.12%          5.50%
Ratios/Supplemental Data
Net assets, end of year (000)....................   $ 348,701    $ 151,356     $  37,987    $  79,793    $  6,833
Ratios to average net assets:
  Expenses (net of fees waived)(a)...............      0.20%        0.21%         0.20%        0.20%        0.17%
  Net investment income..........................      2.66%        5.89%         4.97%        4.73%        5.37%
  Expenses paid indirectly.......................      0.00%        0.01%         0.00%        0.00%        0.00%
  Management and administration fees waived......      0.02%        0.02%         0.02%        0.04%        0.07%

(a)      Includes expenses paid indirectly






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights. (Continued)

                                                                               U.S. Treasury Portfolio
                                                       -----------------------------------------------------------------------
                                                                                                           July 29, 1999
PINNACLE SHARES                                        For the Year Ended       For the Year Ended  (Commencement of Sales) to
---------------                                          March 31, 2002           March 31, 2001          March 31, 2000
                                                       ------------------       -----------------       -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.................       $  1.00                 $  1.00                 $  1.00
                                                            --------                --------                --------
Income from investment operations:
    Net investment income...........................           0.031                   0.060                   0.035
Less distributions:
    Dividends from net investment income............        (  0.031)               (  0.060)               (  0.035)
                                                             -------                 -------                 -------
Net asset value, end of period......................        $  1.00                 $  1.00                 $  1.00
                                                            ========                ========                ========
Total Return........................................           3.12%                   6.14%                   3.53%(a)
Ratios/Supplemental Data
Net assets, end of period (000).....................        $  17,871               $  20,724               $  18,450
Ratios to average net assets:
    Expenses (net of fees waived and reimbursed)(c).           0.20%                   0.21%                   0.20%(b)
    Net investment income...........................           2.66%                   5.89%                   4.97%(b)
    Expenses paid indirectly........................           0.00%                   0.01%                   0.00%(b)
    Management and administration fees waived.......           0.02%                   0.02%                   0.02%(b)

(a)      Not annualized
(b)      Annualized
(c)      Includes expenses paid indirectly















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INSTITUTIONAL DAILY INCOME FUND
REPORT OF INDEPENDENT ACOUNTANTS

================================================================================






To the Board of Trustees and Shareholders of Institutional Daily Income Fund


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio and the U.S. Treasury Portfolio (constituting Institutional Daily Income Fund, hereafter referred to as the "Fund") at March 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as financial statements) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended March 31, 1999 were audited by other independent accountants whose report dated April 30, 1999 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
May 3, 2002









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================


                                                   Trustees and Officers Information
                                                            March 31, 2002+

---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

                                                                                   Number of Portfolios       Other
                        Position(s)    Term of Office   Principal Occupation(s)             in            Directorships
                         Held with     and Length of          During Past              Fund Complex          held by
   Name, Address*,          Fund        Time Served             5 Years            Overseen by Trustees      Director
       and Age                                                                          or Officer
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Dr. W. Giles Mellon,      Trustee           1994       Professor of Business       Director/Trustee of         N/A
Age 71                                                 Administration in the       12 other portfolios
                                                       Graduate School of
                                                       Management, Rutgers
                                                       University
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Robert Straniere,         Trustee           1994       Owner, Straniere Law Firm   Director/Trustee of      WPG Funds
Esq., Age 60                                                                       12 other portfolios        Group
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Dr. Yung Wong,            Trustee           1994       Managing Director of        Director/Trustee of         N/A
Age 63                                                 Abacus Associates           12 other portfolios
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Steven W. Duff,        President and        1994       Manager and President of    Director/Trustee            N/A
Age 48                 Trustee**                       Reich & Tang Asset          and/or Officer of 17
                                                       Management, LLC ("RTAM,     other portfolios
                                                       LLC"), a registered
                                                       Investment Advisor
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Molly Flewharty,       Vice President       1994       Senior Vice President of    Officer of 17               N/A
Age 51                                                 RTAM, LLC                   other portfolios
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Lesley M. Jones,       Vice President       1994       Senior Vice President of    Officer of 11               N/A
Age 53                                                 RTAM, LLC                   other portfolios
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Dana E. Messina,       Vice President       1994       Executive Vice President    Officer of 14               N/A
Age 45                                                 of RTAM, LLC                other portfolios
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Richard DeSanctis,     Treasurer and        1994       Executive Vice President,   Officer of 17 other         N/A
Age 45                 Assistant                       CFO of RTAM, LLC            portfolios
                       Secretary
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------
Rosanne Holtzer,       Secretary and        1998       Senior Vice President of    Officer of 17 other         N/A
Age 37                 Assistant                       RTAM, LLC                   portfolios
                       Treasurer
---------------------- --------------- --------------- --------------------------- ---------------------- ---------------

* The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+ The Statement of Additional Information includes additional information about Institutional Daily Income Fund (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------












INSTITUTIONAL
DAILY
INCOME FUND

























                                 Annual Report
                                 March 31, 2002




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






















------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Institutional Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     15 Broad Street, 7th Floor
     New York, New York 10286

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020











IDI3/02A


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




            COVER
            Transmittal Letter


                       REICH & TANG ASSET MANAGEMENT L.P.
                                600 FIFTH AVENUE
                              NEW YORK, N.Y. 10020


                                                               May 23, 2002


VIA EDGAR TRANSMISSION



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re:       Institutional Daily Income Fund
          Annual Report to Shareholder
          Rule 30b2-1 under the
          Investment Company Act of 1940


Dear Sir or Madam:

On behalf of Institutional Daily Income Fund (the "Fund"), a registered open-end management investment company, and pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, we transmit for filing the Fund's Annual Report to Shareholders dated March 31, 2002.

The Annual Report was mailed on or about the date hereof to all shareholders of record of the Fund.

Very truly yours,





\s\




ENCLOSURE